Leases (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Future Minimum Lease Payments under Finance Lease Obligations

As of March 31, 2018 and 2019, the total minimum lease payments capitalized under finance lease agreements were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Gross finance lease obligations:
Total minimum lease payments:
Within 1 year	657	662
Over 1 year but not longer than 5 years	1,176	1,766
Over 5 years	1,202	1,367
Less: amount representing interest charge	(499)	(740)

Present value of finance lease obligations	2,536	3,055

Summary of Future Minimum Lease Payments under Operating Lease Contracts

As of March 31, 2018 and 2019 the total minimum lease payments under non-cancelable operating leases were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Within 1 year	1,737	1,826
Over 1 year but not longer than 5 years	2,863	3,007
Over 5 years	913	1,534

Total	5,513	6,367

Summary of Future Minimum Lease Receivables under Finance Lease

As of March 31, 2018 and 2019, the investments in the lease under finance lease agreements were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Gross finance lease receivables:
Total minimum lease payments to be received:
Within 1 year	549	497
Over 1 year but not longer than 5 years	1,237	1,021
Over 5 years	41	46
Less: amount representing unearned interest	(43)	(44)

Present value of finance lease receivables	1,784	1,520